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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04815

Ultra Series Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison Asset Management, LLC
General Counsel and Chief Legal Officer

550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Ultra Series Fund
Quarterly Portfolio Holdings Report
September 30, 2012

CONSERVATIVE ALLOCATION FUND
MODERATE ALLOCATION FUND
AGGRESSIVE ALLOCATION FUND
MONEY MARKET FUND
BOND FUND
HIGH INCOME FUND
DIVERSIFIED INCOME FUND
LARGE CAP VALUE FUND
LARGE CAP GROWTH FUND
MID CAP FUND
SMALL CAP FUND
INTERNATIONAL STOCK FUND
MADISON TARGET RETIREMENT 2020 FUND
MADISON TARGET RETIREMENT 2030 FUND
MADISON TARGET RETIREMENT 2040 FUND
MADISON TARGET RETIREMENT 2050 FUND

Ultra Series Fund | September 30, 2012

Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.6%
Bond Funds - 64.2%
Franklin Floating Rate Daily Access Fund Advisor Class		1,572,573	$14,310,411
Madison Investment Grade Corporate Bond Fund (A)		1,277,935	14,939,057
Madison Mosaic Institutional Bond Fund (A)		1,712,480	19,316,779
MEMBERS Bond Fund Class Y (A)		2,104,103	22,429,740
MEMBERS High Income Fund Class Y (A)		2,096,935	14,930,179
Metropolitan West Total Return Bond Fund Class I		2,180,162	24,090,790
PIMCO Investment Grade Corporate Bond Fund Institutional Class		1,718,892	19,371,908
PIMCO Total Return Fund Institutional Class		2,076,522	24,046,127

			153,434,991
Foreign Bond Funds - 4.9%
TCW Emerging Markets Income Fund Class I		1,017,849	9,333,674
Templeton Global Bond Fund Advisor Class		179,849	2,400,987

			11,734,661
Foreign Stock Funds - 4.6%
MEMBERS International Stock Fund Class Y (A)		573,596	6,194,837
Vanguard FTSE All-World ex-US ETF		110,651	4,753,567

			10,948,404
Money Market Funds - 0.1%
State Street Institutional U.S. Government Money Market Fund		327,543	327,543

Stock Funds - 25.8%
iShares Russell Midcap Index Fund		20,246	2,242,649
iShares S&P 100 Index Fund ETF		207,134	13,766,126
Madison Mosaic Disciplined Equity Fund (A)		868,473	12,427,849
MEMBERS Equity Income Fund Class Y (A)		1,155,600	11,451,992
MEMBERS Large Cap Growth Fund Class Y (A)		529,618	9,437,801
MEMBERS Large Cap Value Fund Class Y (A)		868,562	12,281,460

			61,607,877

TOTAL INVESTMENTS - 99.6% ( Cost $218,590,851 )			238,053,476
NET OTHER ASSETS AND LIABILITIES - 0.4%			1,071,203

TOTAL NET ASSETS - 100.0%			$239,124,679

(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2012

Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.9%
Bond Funds - 39.8%
Franklin Floating Rate Daily Access Fund Advisor Class		2,200,439	$20,023,992
Madison Mosaic Institutional Bond Fund (A)		1,583,291	17,859,523
MEMBERS Bond Fund Class Y (A)		2,897,857	30,891,153
MEMBERS High Income Fund Class Y (A)		3,366,521	23,969,627
Metropolitan West Total Return Bond Fund Class I		3,591,539	39,686,506
PIMCO Investment Grade Corporate Bond Fund Institutional Class		2,274,765	25,636,606

			158,067,407
Foreign Bond Funds - 3.0%
TCW Emerging Markets Income Fund Class I		1,305,762	11,973,838

Foreign Stock Funds - 9.3%
Matthews Asian Growth and Income Fund Institutional Shares		352,961	6,353,295
MEMBERS International Stock Fund Class Y (A)		653,168	7,054,213
NorthRoad International Fund Class Y (A)		1,378,003	13,766,251
Vanguard FTSE All-World ex-US ETF		229,606	9,863,874

			37,037,633
Money Market Funds - 0.4%
State Street Institutional U.S. Government Money Market Fund		1,431,573	1,431,573

Stock Funds - 47.4%
iShares S&P 100 Index Fund ETF		401,145	26,660,097
iShares S&P Global Energy Sector Index Fund ETF		120,641	4,744,810
Madison Mosaic Disciplined Equity Fund (A)		2,220,189	31,770,900
MEMBERS Equity Income Fund Class Y (A)		1,369,636	13,573,095
MEMBERS Large Cap Growth Fund Class Y (A)		1,573,963	28,048,017
MEMBERS Large Cap Value Fund Class Y (A)		2,254,730	31,881,886
MEMBERS Mid Cap Fund Class Y (A) *		2,116,859	16,151,633
MEMBERS Small Cap Fund Class Y (A)		677,971	8,088,191
Schwab Fundamental U.S. Large Company Index Fund		1,736,827	18,757,727
Vanguard Health Care ETF		39,540	2,894,723
Vanguard Information Technology ETF		79,993	5,871,486

			188,442,565

TOTAL INVESTMENTS - 99.9% ( Cost $353,166,160 )			396,953,016
NET OTHER ASSETS AND LIABILITIES - 0.1%			400,739

TOTAL NET ASSETS - 100.0%			$397,353,755

*	Non-income producing.
(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2012

Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.3%
Bond Funds - 15.9%
MEMBERS High Income Fund Class Y (A)		810,935	$5,773,855
Metropolitan West Total Return Bond Fund Class I		1,066,267	11,782,247
PIMCO Investment Grade Corporate Bond Fund Institutional Class		478,818	5,396,278

			22,952,380
Foreign Bond Funds - 0.5%
TCW Emerging Markets Income Fund Class I		79,680	730,664

Foreign Stock Funds - 13.9%
Market Vectors Gold Miners ETF		6,709	360,340
Matthews Asian Growth and Income Fund Institutional Shares		211,434	3,805,810
MEMBERS International Stock Fund Class Y (A)		268,355	2,898,237
NorthRoad International Fund Class Y (A)		595,750	5,951,545
Vanguard FTSE All-World ex-US ETF		163,889	7,040,671

			20,056,603
Money Market Funds - 0.9%
State Street Institutional U.S. Government Money Market Fund		1,355,162	1,355,162

Stock Funds - 69.1%
iShares S&P 100 Index Fund ETF		196,593	13,065,571
iShares S&P Global Energy Sector Index Fund ETF		54,054	2,125,944
Madison Mosaic Disciplined Equity Fund (A)		1,218,637	17,438,695
MEMBERS Equity Income Fund Class Y (A)		333,863	3,308,579
MEMBERS Large Cap Growth Fund Class Y (A)		752,274	13,405,515
MEMBERS Large Cap Value Fund Class Y (A)		1,166,476	16,493,973
MEMBERS Mid Cap Fund Class Y (A) *		1,546,673	11,801,112
MEMBERS Small Cap Fund Class Y (A)		268,211	3,199,763
Schwab Fundamental U.S. Large Company Index Fund		1,204,661	13,010,341
Vanguard Health Care ETF		29,945	2,192,273
Vanguard Information Technology ETF		52,901	3,882,933

			99,924,699

TOTAL INVESTMENTS - 100.3% ( Cost $125,776,592 )			145,019,508
NET OTHER ASSETS AND LIABILITIES - (0.3%)			(431,695)

TOTAL NET ASSETS - 100.0%			$144,587,813

*	Non-income producing.
(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2012

Money Market Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 77.0%
Fannie Mae - 19.8%
0.128%, 10/3/12 (A)	$400,000	$399,997
0.128%, 10/3/12 (A)	500,000	499,996
0.132%, 10/24/12 (A)	1,000,000	999,917
0.142%, 10/25/12 (A)	163,000	162,985
0.500%, 10/30/12	397,000	397,100
0.500%, 10/30/12	1,300,000	1,300,368
0.500%, 10/30/12	700,000	700,195
0.138%, 11/7/12 (A)	200,000	199,971
0.122%, 11/14/12 (A)	200,000	199,971
4.750%, 11/19/12	1,564,000	1,573,599
0.135%, 12/19/12 (A)	650,000	649,807
0.135%, 12/19/12 (A)	600,000	599,829
0.375%, 12/28/12	1,000,000	1,000,540
0.375%, 12/28/12	1,500,000	1,500,814

		10,185,089
Federal Farm Credit Bank - 4.6%
3.650%, 10/15/12	115,000	115,152
4.500%, 10/17/12	200,000	200,378
3.875%, 11/13/12	750,000	753,277
1.875%, 12/7/12	500,000	501,564
1.875%, 12/7/12	800,000	802,527

		2,372,898
Federal Home Loan Bank - 23.5%
0.132%, 10/2/12 (A)	300,000	299,999
0.142%, 10/5/12 (A)	1,100,000	1,099,983
1.750%, 10/9/12	1,000,000	1,000,327
0.138%, 10/10/12 (A)	700,000	699,977
0.138%, 10/10/12 (A)	250,000	249,992
0.138%, 10/10/12 (A)	500,000	499,981
4.625%, 10/10/12	1,135,000	1,136,238
0.145%, 10/12/12 (A)	777,000	776,962
0.132%, 10/17/12 (A)	500,000	499,971
0.132%, 10/24/12 (A)	1,000,000	999,917
0.190%, 10/26/12	1,070,000	1,070,019
0.132%, 11/9/12 (A)	1,300,000	1,299,817
4.500%, 11/15/12	250,000	251,327
0.142%, 12/5/12 (A)	800,000	799,798
0.200%, 12/6/12	1,350,000	1,350,101

		12,034,409
Freddie Mac - 21.1%
0.137%, 10/1/12	253,000	253,000
0.149%, 10/22/12 (A)	500,000	499,956
4.625%, 10/25/12	600,000	601,762
0.137%, 10/29/12 (A)	2,300,000	2,299,758
0.142%, 11/1/12 (A)	1,086,000	1,085,869
0.135%, 11/2/12 (A)	250,000	249,969
0.135%, 11/2/12 (A)	350,000	349,960
0.142%, 11/19/12 (A)	400,000	399,924
0.515%, 11/26/12	550,000	550,299
0.375%, 11/30/12	800,000	800,291
4.125%, 12/21/12	1,500,000	1,513,213
0.137%, 12/24/12 (A)	600,000	599,811
0.910%, 12/26/12	1,600,000	1,602,880

		10,806,692
U.S. Treasury Notes - 8.0%
1.375%, 10/15/12	3,600,000	3,601,720
1.375%, 11/15/12	500,000	500,765

		4,102,485

Total U.S. Government and Agency Obligations ( Cost $39,501,573 )		39,501,573
SHORT-TERM INVESTMENTS - 18.9%
Consumer Staples - 6.8%
Coca-Cola Co. (A), 0.172%, 10/19/12	1,000,000	999,915
Coca-Cola Co. (A), 0.213%, 11/21/12	1,000,000	999,703
Proctor & Gamble Co. (A), 0.142%, 11/13/12	500,000	499,916
Proctor & Gamble Co. (A), 0.142%, 11/13/12	1,000,000	999,833

		3,499,367
Energy - 4.0%
ConocoPhillips Qatar (A), 0.172%, 10/17/12	500,000	499,962
ConocoPhillips Qatar (A), 0.233%, 10/18/12	750,000	749,919
ConocoPhillips Qatar (A), 0.193%, 12/11/12	800,000	799,700

		2,049,581
Financials - 8.1%
John Deere Bank S.A. (A), 0.165%, 10/5/12	1,190,000	1,189,979
John Deere Bank S.A. (A), 0.165%, 10/5/12	500,000	499,991
John Deere Bank S.A. (A), 0.152%, 11/15/12	500,000	499,906
Wells Fargo & Co. (A), 0.152%, 11/26/12	1,000,000	999,767
Wells Fargo & Co. (A), 0.162%, 12/4/12	1,000,000	999,715

		4,189,358

Total Short-Term Investments ( Cost $9,738,306 )		9,738,306
	Shares
INVESTMENT COMPANIES - 3.3%
State Street Institutional U.S. Government Money Market Fund	1,668,686	1,668,686

Total Investment Companies ( Cost $1,668,686 )		1,668,686

TOTAL INVESTMENTS - 99.2% ( Cost $50,908,565 )		50,908,565
NET OTHER ASSETS AND LIABILITIES - 0.8%		387,833

TOTAL NET ASSETS - 100.0%		$51,296,398

(A) Rate noted represents annualized yield at time of purchase.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2012

Bond Fund Portfolio of Investments (unaudited)

		Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 2.0%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30		$652,045	$660,721
Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14		3,820,000	3,828,748
New Century Home Equity Loan Trust, Series 2003-5, Class AI5 (B), 5.5%, 11/25/33		3,403,597	3,432,289

Total Asset Backed Securities ( Cost $7,896,413 )			7,921,758
CORPORATE NOTES AND BONDS - 28.4%
Consumer Discretionary - 2.5%
American Association of Retired Persons (C) (D), 7.5%, 5/1/31		2,500,000	3,478,123
DR Horton Inc., 5.25%, 2/15/15		1,140,000	1,199,850
ERAC USA Finance LLC (C) (D), 6.7%, 6/1/34		4,400,000	5,253,934

			9,931,907
Consumer Staples - 1.1%
PepsiCo Inc., 4.65%, 2/15/13		1,165,000	1,174,837
WM Wrigley Jr. Co. (C) (D), 3.05%, 6/28/13		3,170,000	3,216,571

			4,391,408
Energy - 2.7%
Hess Corp., 7.875%, 10/1/29		2,460,000	3,404,249
Transocean Inc., 6%, 3/15/18		1,400,000	1,634,823
Transocean Inc., 7.5%, 4/15/31		2,310,000	2,853,116
Valero Energy Corp., 7.5%, 4/15/32		2,275,000	2,890,403

			10,782,591
Financials - 3.2%
American Express Credit Corp., 2.375%, 3/24/17		1,080,000	1,135,997
HCP Inc., 6.7%, 1/30/18		2,725,000	3,267,812
Lehman Brothers Holdings Inc. (E) *, 5.75%, 1/3/17		3,135,000	313
Simon Property Group L.P., 5.875%, 3/1/17		1,060,000	1,245,742
Swiss Re Solutions Holding Corp., 7%, 2/15/26		1,250,000	1,548,820
UBS AG, 5.75%, 4/25/18		750,000	883,821
US Bank NA, 6.3%, 2/4/14		2,000,000	2,149,782
Wells Fargo & Co., 5.25%, 10/23/12		2,735,000	2,742,852

			12,975,139
Health Care - 4.4%
Eli Lilly & Co., 6.57%, 1/1/16		2,600,000	3,049,618
Genentech Inc., 5.25%, 7/15/35		1,740,000	2,117,408
Merck & Co. Inc., 5.75%, 11/15/36		3,960,000	5,335,411
Quest Diagnostics Inc., 5.45%, 11/1/15		3,500,000	3,935,886
Wyeth, 6.5%, 2/1/34		2,370,000	3,292,406

			17,730,729
Industrials - 4.8%
Boeing Co./The, 8.625%, 11/15/31		760,000	1,196,742
Boeing Co./The, 6.875%, 10/15/43		1,380,000	1,926,436
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20		2,925,000	3,955,612
EI du Pont de Nemours & Co., 5%, 1/15/13		195,000	197,524
General Electric Capital Corp., 3.35%, 10/17/16		3,200,000	3,445,235
Lockheed Martin Corp., 7.65%, 5/1/16		1,450,000	1,757,109
Norfolk Southern Corp., 5.59%, 5/17/25		1,268,000	1,570,627
Norfolk Southern Corp., 7.05%, 5/1/37		1,400,000	2,051,014
Waste Management Inc., 7.125%, 12/15/17		2,465,000	2,982,483

			19,082,782
Information Technology - 1.3%
Cisco Systems Inc., 5.5%, 2/22/16		2,400,000	2,787,264
Western Union Co./The, 5.93%, 10/1/16		2,065,000	2,429,634

			5,216,898
Materials - 1.7%
Westvaco Corp., 8.2%, 1/15/30		2,250,000	2,998,978
Weyerhaeuser Co., 7.375%, 3/15/32		3,000,000	3,559,908

			6,558,886
Telecommunication Services - 1.9%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22		3,080,000	4,598,551
Rogers Communications Inc. (F), 6.25%, 6/15/13		3,000,000	3,115,719

			7,714,270
Utilities - 4.8%
Indianapolis Power & Light Co. (C) (D), 6.05%, 10/1/36		3,445,000	4,214,416
Interstate Power & Light Co., 6.25%, 7/15/39		2,925,000	3,845,913
Sierra Pacific Power Co., Series M, 6%, 5/15/16		3,250,000	3,795,181
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17		2,165,000	2,444,521
Virginia Electric and Power Co., Series C, 5.1%, 11/30/12		1,165,000	1,173,733
Wisconsin Electric Power Co., 6.5%, 6/1/28		3,000,000	3,839,565

			19,313,329

Total Corporate Notes and Bonds ( Cost $100,810,235 )			113,697,939
MORTGAGE BACKED SECURITIES - 17.5%
Fannie Mae - 14.8%
4%, 4/1/15 Pool # 255719		455,910	487,782
5.5%, 4/1/16 Pool # 745444		776,884	843,195
6%, 5/1/16 Pool # 582558		41,078	43,806
5.5%, 9/1/17 Pool # 657335		103,905	112,369
5.5%, 2/1/18 Pool # 673194		364,539	396,525
5%, 5/1/20 Pool # 813965		1,338,329	1,466,426
4.5%, 9/1/20 Pool # 835465		1,035,924	1,120,486
6%, 5/1/21 Pool # 253847		148,827	164,351
7%, 12/1/29 Pool # 762813		109,788	128,425
7%, 11/1/31 Pool # 607515		78,682	94,365
6.5%, 3/1/32 Pool # 631377		220,774	253,462
7%, 4/1/32 Pool # 641518		4,904	5,875
7%, 5/1/32 Pool # 644591		117,119	140,464
6.5%, 6/1/32 Pool # 545691		1,215,826	1,406,034
5.5%, 4/1/33 Pool # 690206		1,616,947	1,794,396
5%, 10/1/33 Pool # 254903		2,248,626	2,471,230
5.5%, 11/1/33 Pool # 555880		1,861,878	2,066,207
5%, 5/1/34 Pool # 782214		59,455	64,978
5%, 6/1/34 Pool # 778891		543,495	593,987
5.5%, 6/1/34 Pool # 780384		2,048,533	2,261,823
7%, 7/1/34 Pool # 792636		80,315	92,311
5.5%, 8/1/34 Pool # 793647		282,597	318,379
5.5%, 3/1/35 Pool # 810075		1,065,486	1,175,090
5.5%, 3/1/35 Pool # 815976		1,394,279	1,539,449
5.5%, 7/1/35 Pool # 825283		1,522,323	1,682,965
5%, 8/1/35 Pool # 829670		1,711,226	1,873,411
5.5%, 8/1/35 Pool # 826872		799,673	882,350
5%, 9/1/35 Pool # 820347		1,811,660	2,064,322
5%, 9/1/35 Pool # 835699		1,732,312	1,973,908
5%, 10/1/35 Pool # 797669		2,375,806	2,692,298
5.5%, 10/1/35 Pool # 836912		302,581	333,707
5%, 11/1/35 Pool # 844809		1,152,600	1,261,840
5%, 12/1/35 Pool # 850561		1,226,541	1,342,788
5.5%, 2/1/36 Pool # 851330		394,012	434,505
5.5%, 10/1/36 Pool # 896340		337,973	371,806
5.5%, 10/1/36 Pool # 901723		2,021,168	2,218,976
6.5%, 10/1/36 Pool # 894118		1,478,299	1,688,396
6%, 11/1/36 Pool # 902510		2,238,190	2,524,809
5.5%, 2/1/37 Pool # 905140		1,757,296	1,979,802
5.5%, 5/1/37 Pool # 899323		1,210,524	1,333,157
5.5%, 5/1/37 Pool # 928292		1,087,831	1,225,570
6%, 10/1/37 Pool # 947563		2,164,480	2,441,659
5.5%, 7/1/38 Pool # 986973		1,549,478	1,714,439
5%, 8/1/38 Pool # 988934		2,709,147	2,992,156
6.5%, 8/1/38 Pool # 987711		2,647,214	3,018,263
3.5%, 6/1/42 Pool # AO4136		3,974,402	4,267,071

			59,359,613
Freddie Mac - 2.6%
5%, 5/1/18 Pool # E96322		760,035	822,415
8%, 6/1/30 Pool # C01005		56,466	70,132
7%, 3/1/31 Pool # C48129		220,093	260,197
5%, 7/1/33 Pool # A11325		1,407,035	1,567,117
6%, 10/1/34 Pool # A28439		373,016	413,907
6%, 10/1/34 Pool # A28598		188,994	209,712
5.5%, 11/1/34 Pool # A28282		2,543,026	2,840,707
5%, 4/1/35 Pool # A32314		353,821	389,432
5%, 4/1/35 Pool # A32315		713,589	800,462
5%, 4/1/35 Pool # A32316		813,658	912,714
5%, 4/1/35 Pool # A32509		273,036	306,275
5%, 1/1/37 Pool # A56371		1,746,771	1,898,015

			10,491,085
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995		32,602	34,811
6.5%, 2/20/29 Pool # 2714		134,380	156,916
6.5%, 4/20/31 Pool # 3068		103,544	120,843

			312,570

Total Mortgage Backed Securities ( Cost $63,075,812 )			70,163,268
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 48.0%
Fannie Mae - 1.1%
4.625%, 10/15/14		3,905,000	4,249,183

Federal Farm Credit Bank - 1.2%
5.875%, 10/3/16		4,000,000	4,815,740

Freddie Mac - 2.3%
4.875%, 11/15/13		2,500,000	2,632,017
4.500%, 1/15/14		5,500,000	5,799,871
1.000%, 9/29/17		1,000,000	1,010,245

			9,442,133
U.S. Treasury Bonds - 4.2%
6.625%, 2/15/27		7,350,000	11,447,625
4.500%, 5/15/38		4,000,000	5,366,876

			16,814,501
U.S. Treasury Notes - 39.2%
0.375%, 10/31/12		11,000,000	11,002,145
3.625%, 5/15/13		4,000,000	4,085,780
3.125%, 8/31/13		2,710,000	2,782,514
4.000%, 2/15/14		9,500,000	9,992,442
4.250%, 8/15/14		11,200,000	12,035,184
2.375%, 9/30/14		3,600,000	3,753,000
2.625%, 12/31/14		20,000,000	21,062,500
2.500%, 3/31/15		1,750,000	1,846,934
4.250%, 8/15/15		8,900,000	9,899,168
3.250%, 12/31/16		8,000,000	8,923,128
3.125%, 1/31/17		4,000,000	4,446,248
2.375%, 7/31/17		5,250,000	5,694,612
4.250%, 11/15/17		9,100,000	10,744,397
2.750%, 2/15/19		16,750,000	18,661,862
3.375%, 11/15/19		15,000,000	17,390,625
2.625%, 11/15/20		6,500,000	7,176,403
2.000%, 11/15/21		7,500,000	7,829,880

			157,326,822

Total U.S. Government and Agency Obligations ( Cost $176,585,899 )			192,648,379
		Shares
INVESTMENT COMPANIES - 3.8%
State Street Institutional U.S. Government Money Market Fund		15,423,675	15,423,675

Total Investment Companies ( Cost $15,423,675 )			15,423,675

TOTAL INVESTMENTS - 99.7% ( Cost $363,792,034 )			399,855,019
NET OTHER ASSETS AND LIABILITIES - 0.3%			1,326,854

TOTAL NET ASSETS - 100.0%			$401,181,873

*	Non-income producing.
(A)	Stepped rate security. Rate shown is as of September 30, 2012.
(B)	Floating rate or variable rate note. Rate shown is as of September 30, 2012.
(C)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(D)	Illiquid security (See Note 3).
(E)	In default. Issuer is bankrupt.
(F)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.78% of total net assets.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2012

High Income Fund Portfolio of Investments (unaudited)

		Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 95.6%
Consumer Discretionary - 39.2%
Auto Components - 4.4%
Allison Transmission Inc. (A), 7.125%, 5/15/19		$700,000	$750,750
American Axle & Manufacturing Inc., 7.875%, 3/1/17		750,000	781,875
Dana Holding Corp., 6.5%, 2/15/19		350,000	372,750
Goodyear Tire & Rubber Co., 7%, 5/15/22		500,000	530,000
Tenneco Inc., 6.875%, 12/15/20		475,000	520,125

			2,955,500
Automobiles - 0.4%
Cooper Standard Automotive Inc., 8.5%, 5/1/18		250,000	270,625

Hotels, Restaurants & Leisure - 6.2%
Ameristar Casinos Inc., 7.5%, 4/15/21		500,000	537,500
Ameristar Casinos Inc. (A), 7.5%, 4/15/21		300,000	322,500
Boyd Acquisition Sub LLC / Boyd Acquisition Finance Corp. (A), 8.375%, 2/15/18		200,000	208,000
Boyd Gaming Corp., 7.125%, 2/1/16		150,000	148,500
Boyd Gaming Corp., 9.125%, 12/1/18		500,000	525,000
Felcor Lodging L.P., 6.75%, 6/1/19		950,000	1,018,875
MGM Resorts International, 7.5%, 6/1/16		250,000	267,500
MGM Resorts International, 7.625%, 1/15/17		500,000	530,000
Pinnacle Entertainment Inc., 8.75%, 5/15/20		300,000	331,125
Scientific Games International Inc. (A), 6.25%, 9/1/20		300,000	301,500

			4,190,500
Household Durables - 2.4%
Griffon Corp., 7.125%, 4/1/18		500,000	529,375
Jarden Corp., 7.5%, 5/1/17		500,000	572,500
Spectrum Brands Holdings Inc., 9.5%, 6/15/18		500,000	563,750

			1,665,625
Media - 20.1%
Allbritton Communications Co., 8%, 5/15/18		950,000	1,033,125
Belo Corp., 8%, 11/15/16		500,000	550,000
Cablevision Systems Corp., 7.75%, 4/15/18		250,000	276,875
Cablevision Systems Corp., 5.875%, 9/15/22		200,000	199,000
CCO Holdings LLC / CCO Holdings Capital Corp., 6.5%, 4/30/21		750,000	802,500
Cequel Communications Holdings I LLC and Cequel Capital Corp. (A), 8.625%, 11/15/17		900,000	960,750
Clear Channel Worldwide Holdings Inc., Series B, 9.25%, 12/15/17		350,000	377,125
Clear Channel Worldwide Holdings Inc., Series B, 7.625%, 3/15/20		200,000	195,000
CSC Holdings LLC (A), 6.75%, 11/15/21		400,000	441,000
Cumulus Media Holdings Inc., 7.75%, 5/1/19		900,000	875,250
DISH DBS Corp. (A), 5.875%, 7/15/22		100,000	102,500
Gray Television Inc., 10.5%, 6/29/15		800,000	867,000
Hughes Satellite Systems Corp., 6.5%, 6/15/19		500,000	535,000
Intelsat Jackson Holdings S.A. (B), 11.25%, 6/15/16		174,000	181,612
Intelsat Jackson Holdings S.A. (A) (B), 7.25%, 10/15/20		325,000	349,375
Intelsat Jackson Holdings S.A. (B), 7.5%, 4/1/21		100,000	108,250
Intelsat Luxembourg S.A., PIK (B), 11.5%, 2/4/17		375,000	397,500
Lamar Media Corp., 5.875%, 2/1/22		500,000	532,500
Mediacom Broadband LLC / Mediacom Broadband Corp., 8.5%, 10/15/15		500,000	507,900
Mediacom Broadband LLC / Mediacom Broadband Corp. (A), 6.375%, 4/1/23		800,000	800,000
Telesat Canada / Telesat LLC (A) (B), 6%, 5/15/17		500,000	520,000
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (A) (B), 8.125%, 12/1/17		750,000	806,250
UPCB Finance V Ltd. (A) (B), 6.875%, 1/15/22		350,000	371,000
Viasat Inc., 8.875%, 9/15/16		500,000	536,250
Videotron Ltee (B), 5%, 7/15/22		750,000	783,750
XM Satellite Radio Inc. (A), 7.625%, 11/1/18		500,000	552,500

			13,662,012
Specialty Retail - 4.5%
Jo-Ann Stores Inc. (A), 8.125%, 3/15/19		600,000	612,000
Ltd. Brands Inc., 6.9%, 7/15/17		250,000	287,500
Michaels Stores Inc., 7.75%, 11/1/18		500,000	536,250
Penske Automotive Group Inc. (A), 5.75%, 10/1/22		500,000	512,500
Sally Holdings LLC / Sally Capital Inc., 5.75%, 6/1/22		1,000,000	1,065,000
Yankee Acquisition Corp., Series B, 8.5%, 2/15/15		23,000	23,288

			3,036,538
Textiles, Apparel & Luxury Goods - 1.2%
Hanesbrands Inc., 6.375%, 12/15/20		250,000	271,250
Levi Strauss & Co., 7.625%, 5/15/20		500,000	540,000

			811,250
Consumer Staples - 6.1%
Central Garden and Pet Co., 8.25%, 3/1/18		500,000	530,000
Del Monte Corp., 7.625%, 2/15/19		150,000	154,313
Dole Food Co. Inc. (A), 8%, 10/1/16		200,000	209,250
Ingles Markets Inc., 8.875%, 5/15/17		750,000	808,125
Mead Products LLC / ACCO Brands Corp. (A), 6.75%, 4/30/20		250,000	260,625
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 9.25%, 4/1/15		378,000	386,505
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 8.25%, 9/1/17		500,000	541,875
Stater Brothers Holdings, 7.75%, 4/15/15		500,000	510,625
Tops Markets LLC, 10.125%, 10/15/15		500,000	526,875
US Foodservice (A), 8.5%, 6/30/19		200,000	208,500

			4,136,693
Energy - 12.8%
AmeriGas Finance LLC / AmeriGas Finance Corp., 7%, 5/20/22		250,000	269,375
AmeriGas Partners L.P. / AmeriGas Finance Corp., 6.25%, 8/20/19		500,000	520,000
Bill Barrett Corp., 7%, 10/15/22		250,000	256,875
Chaparral Energy Inc., 8.25%, 9/1/21		500,000	540,000
Chesapeake Energy Corp., 6.775%, 3/15/19		750,000	751,875
Continental Resources Inc., 8.25%, 10/1/19		250,000	281,250
Copano Energy LLC / Copano Energy Finance Corp., 7.125%, 4/1/21		550,000	574,750
Exterran Holdings Inc., 7.25%, 12/1/18		500,000	526,250
Helix Energy Solutions Group Inc. (A), 9.5%, 1/15/16		87,000	90,806
Key Energy Services Inc., 6.75%, 3/1/21		500,000	507,500
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.75%, 11/1/20		500,000	541,250
Oasis Petroleum Inc., 6.875%, 1/15/23		500,000	531,250
PetroBakken Energy Ltd. (A) (B), 8.625%, 2/1/20		700,000	728,000
Precision Drilling Corp. (B), 6.5%, 12/15/21		850,000	907,375
QEP Resources Inc., 5.25%, 5/1/23		500,000	511,250
Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.875%, 12/1/18		500,000	533,750
Suburban Propane Partners L.P. / Suburban Energy Finance Corp. (A), 7.375%, 8/1/21		309,000	329,858
Unit Corp., 6.625%, 5/15/21		250,000	258,125

			8,659,539
Financials - 1.6%
CIT Group Inc., 5%, 5/15/17		50,000	53,375
MPT Operating Partnership L.P. / MPT Finance Corp., 6.875%, 5/1/21		500,000	545,000
Nuveen Investments Inc. (A), 9.125%, 10/15/17		500,000	496,250

			1,094,625
Health Care - 9.9%
Air Medical Group Holdings Inc., 9.25%, 11/1/18		830,000	904,700
Biomet Inc., 10%, 10/15/17		250,000	263,750
Biomet Inc., 11.625%, 10/15/17		647,000	689,055
Biomet Inc. (A), 6.5%, 8/1/20		250,000	259,063
DaVita Inc., 6.375%, 11/1/18		500,000	533,750
Endo Pharmaceuticals Holdings Inc., 7%, 12/15/20		500,000	538,750
Fresenius Medical Care US Finance II Inc. (A), 5.625%, 7/31/19		200,000	213,000
Fresenius Medical Care US Finance II Inc. (A), 5.875%, 1/31/22		200,000	214,000
HCA Inc., 5.875%, 3/15/22		250,000	270,938
Multiplan Inc. (A), 9.875%, 9/1/18		250,000	276,250
Omega Healthcare Investors Inc., 7.5%, 2/15/20		250,000	277,500
Tenet Healthcare Corp., 6.25%, 11/1/18		250,000	275,625
Tenet Healthcare Corp., 8%, 8/1/20		850,000	912,687
Valeant Pharmaceuticals International (A), 6.875%, 12/1/18		500,000	526,250
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II Inc. (A), 7.75%, 2/1/19		500,000	531,875

			6,687,193
Industrials - 10.6%
Alliance Data Systems Corp. (A), 6.375%, 4/1/20		625,000	675,000
Ashtead Capital Inc. (A), 6.5%, 7/15/22		500,000	525,000
Avis Budget Car Rental LLC / Avis Budget Finance Inc., 8.25%, 1/15/19		500,000	544,375
Belden Inc. (A), 5.5%, 9/1/22		500,000	511,250
Bristow Group Inc., 7.5%, 9/15/17		750,000	781,125
FTI Consulting Inc., 7.75%, 10/1/16		750,000	770,625
Moog Inc., 7.25%, 6/15/18		500,000	531,250
RBS Global Inc. / Rexnord LLC, 8.5%, 5/1/18		300,000	330,750
RR Donnelley & Sons Co., 7.25%, 5/15/18		400,000	397,000
RSC Equipment Rental Inc. / RSC Holdings III LLC, 8.25%, 2/1/21		175,000	192,062
ServiceMaster Co. (A), 8%, 2/15/20		500,000	530,000
Terex Corp., 8%, 11/15/17		500,000	517,500
Tomkins LLC / Tomkins Inc., 9%, 10/1/18		325,000	362,375
UR Financing Escrow Corp. (A), 7.625%, 4/15/22		500,000	547,500

			7,215,812
Information Technology - 2.5%
Level 3 Financing Inc., 8.125%, 7/1/19		200,000	212,500
SunGard Data Systems Inc., 7.375%, 11/15/18		500,000	536,250
Syniverse Holdings Inc., 9.125%, 1/15/19		850,000	913,750

			1,662,500
Materials - 7.7%
Ardagh Packaging Finance PLC (A) (B), 9.125%, 10/15/20		250,000	265,000
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA Inc. (A) (B), 9.125%, 10/15/20		300,000	316,500
FMG Resources August 2006 Pty Ltd. (A) (B), 7%, 11/1/15		200,000	199,000
Graphic Packaging International Inc., 9.5%, 6/15/17		350,000	383,250
Huntsman International LLC, 5.5%, 6/30/16		750,000	753,750
JMC Steel Group (A), 8.25%, 3/15/18		1,000,000	1,020,000
Penn Virginia Resource Partners L.P. / Penn Virginia Resource Finance Corp., 8.25%, 4/15/18		700,000	722,750
Polymer Group Inc., 7.75%, 2/1/19		500,000	532,500
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 8.5%, 5/15/18		250,000	253,750
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 9%, 4/15/19		250,000	255,000
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 8.25%, 2/15/21		500,000	496,250

			5,197,750
Telecommunication Services - 4.0%
CenturyLink Inc., 5.8%, 3/15/22		500,000	544,073
CommScope Inc. (A), 8.25%, 1/15/19		500,000	540,000
Crown Castle International Corp., 7.125%, 11/1/19		150,000	162,750
SBA Telecommunications Inc. (A), 5.75%, 7/15/20		300,000	315,000
Sprint Nextel Corp., 7%, 8/15/20		325,000	338,000
tw telecom holdings, Inc., 8%, 3/1/18		500,000	550,000
Windstream Corp., 7%, 3/15/19		250,000	255,000

			2,704,823
Utilities - 1.2%
Mirant Americas Generation LLC, 8.5%, 10/1/21		300,000	326,250
NRG Energy Inc., 8.25%, 9/1/20		475,000	517,750

			844,000

Total Corporate Notes and Bonds ( Cost $61,425,276 )			64,794,985
		Shares
INVESTMENT COMPANIES - 1.7%
State Street Institutional U.S. Government Money Market Fund		1,167,854	1,167,854

Total Investment Companies ( Cost $1,167,854 )			1,167,854

TOTAL INVESTMENTS - 97.3% ( Cost $62,593,130 )			65,962,839
NET OTHER ASSETS AND LIABILITIES - 2.7%			1,830,043

TOTAL NET ASSETS - 100.0%			$67,792,882

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 8.75% of total net assets.

PIK	Payment in Kind.
PLC	Public Limited Company.

		Shares	Value (Note 1)
COMMON STOCKS - 53.7%
Consumer Discretionary - 4.9%
McDonald's Corp.		35,000	$3,211,250
Omnicom Group Inc.		71,500	3,686,540
Target Corp.		69,000	4,379,430
Time Warner Inc.		130,000	5,892,900
Viacom Inc., Class B		55,500	2,974,245

			20,144,365
Consumer Staples - 7.6%
Coca-Cola Co./The		93,000	3,527,490
Diageo PLC, ADR		27,000	3,043,710
Nestle S.A., ADR		59,000	3,729,390
PepsiCo Inc.		107,300	7,593,621
Philip Morris International Inc.		31,000	2,788,140
Procter & Gamble Co./The		74,000	5,132,640
Sysco Corp.		82,000	2,564,140
Wal-Mart Stores Inc.		35,000	2,583,000

			30,962,131
Energy - 6.4%
Chevron Corp.		91,500	10,665,240
ConocoPhillips		145,000	8,291,100
Ensco PLC, Class A		63,000	3,437,280
Occidental Petroleum Corp.		43,000	3,700,580

			26,094,200
Financials - 9.8%
Axis Capital Holdings Ltd.		100,500	3,509,460
Bank of New York Mellon Corp./The		109,100	2,467,842
BlackRock Inc.		26,700	4,760,610
M&T Bank Corp.		36,000	3,425,760
Northern Trust Corp.		58,500	2,715,277
PartnerRe Ltd.		54,000	4,011,120
Travelers Cos. Inc./The		126,000	8,600,760
US Bancorp		134,000	4,596,200
Wells Fargo & Co.		167,000	5,766,510

			39,853,539
Health Care - 10.0%
Becton, Dickinson and Co.		34,000	2,671,040
Johnson & Johnson		128,500	8,854,935
Medtronic Inc.		130,000	5,605,600
Merck & Co. Inc.		206,000	9,290,600
Novartis AG, ADR		63,000	3,859,380
Pfizer Inc.		430,019	10,685,972

			40,967,527
Industrials - 6.9%
3M Co.		66,000	6,099,720
Boeing Co./The		60,000	4,177,200
Emerson Electric Co.		50,000	2,413,500
Lockheed Martin Corp.		27,000	2,521,260
Norfolk Southern Corp.		51,500	3,276,945
United Parcel Service Inc., Class B		64,000	4,580,480
United Technologies Corp.		34,000	2,661,860
Waste Management Inc.		72,000	2,309,760

			28,040,725
Information Technology - 5.9%
Accenture PLC, Class A		42,600	2,983,278
Intel Corp.		257,000	5,828,760
Linear Technology Corp.		90,000	2,866,500
Microsoft Corp.		297,000	8,844,660
Paychex Inc.		105,000	3,495,450

			24,018,648
Materials - 0.8%
Air Products & Chemicals Inc.		41,000	3,390,700

Telecommunication Service - 1.4%
AT&T Inc.		155,515	5,862,916

Total Common Stocks ( Cost $174,800,681 )			219,334,751
		Par Value
ASSET BACKED SECURITIES - 0.7%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30		$599,648	607,628
Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14		2,045,000	2,049,683

Total Asset Backed Securities ( Cost $2,663,689 )			2,657,311
CORPORATE NOTES AND BONDS - 16.0%
Consumer Discretionary - 1.8%
American Association of Retired Persons (B) (C), 7.5%, 5/1/31		2,000,000	2,782,498
DR Horton Inc., 5.25%, 2/15/15		515,000	542,037
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34		1,850,000	2,209,041
Royal Caribbean Cruises Ltd. (D), 7.25%, 6/15/16		1,600,000	1,788,000

			7,321,576
Consumer Staples - 1.1%
Kraft Foods Inc., 6.5%, 11/1/31		2,025,000	2,580,482
PepsiCo Inc., 4.65%, 2/15/13		620,000	625,235
WM Wrigley Jr. Co. (B) (C), 3.05%, 6/28/13		1,310,000	1,329,245

			4,534,962
Energy - 1.4%
ConocoPhillips, 6.65%, 7/15/18		1,500,000	1,882,631
Hess Corp., 7.875%, 10/1/29		1,150,000	1,591,417
Transocean Inc., 6%, 3/15/18		750,000	875,798
Transocean Inc., 7.5%, 4/15/31		1,030,000	1,272,168

			5,622,014
Financials - 1.9%
American Express Credit Corp., 2.375%, 3/24/17		450,000	473,332
HCP Inc., 6.7%, 1/30/18		1,450,000	1,738,836
Lehman Brothers Holdings Inc. (E) *, 5.75%, 1/3/17		1,735,000	173
Simon Property Group L.P., 5.875%, 3/1/17		530,000	622,871
Swiss Re Solutions Holding Corp., 7%, 2/15/26		1,000,000	1,239,056
US Bank NA, 6.3%, 2/4/14		2,000,000	2,149,782
Wells Fargo & Co., 5.25%, 10/23/12		1,450,000	1,454,163

			7,678,213
Health Care - 2.9%
Amgen Inc., 5.85%, 6/1/17		3,950,000	4,716,332
Eli Lilly & Co., 6.57%, 1/1/16		1,200,000	1,407,516
Genentech Inc., 5.25%, 7/15/35		740,000	900,507
Merck & Co. Inc., 5.75%, 11/15/36		1,320,000	1,778,470
Quest Diagnostics Inc., 5.45%, 11/1/15		1,500,000	1,686,808
Wyeth, 6.5%, 2/1/34		1,100,000	1,528,121

			12,017,754
Industrials - 2.1%
Boeing Co./The, 8.625%, 11/15/31		350,000	551,131
Boeing Co./The, 6.875%, 10/15/43		620,000	865,500
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20		1,365,000	1,845,952
EI du Pont de Nemours & Co., 5%, 1/15/13		103,000	104,333
Lockheed Martin Corp., 7.65%, 5/1/16		780,000	945,203
Norfolk Southern Corp., 5.59%, 5/17/25		957,000	1,185,403
Norfolk Southern Corp., 7.05%, 5/1/37		1,050,000	1,538,261
Waste Management Inc., 7.125%, 12/15/17		1,150,000	1,391,422

			8,427,205
Information Technology - 0.9%
Cisco Systems Inc., 5.5%, 2/22/16		960,000	1,114,906
International Business Machines Corp., 1.875%, 8/1/22		1,600,000	1,557,437
Western Union Co./The, 5.93%, 10/1/16		935,000	1,100,100

			3,772,443
Materials - 0.3%
Westvaco Corp., 8.2%, 1/15/30		1,025,000	1,366,201

Telecommunication Services - 1.0%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22		1,780,000	2,657,604
Rogers Communications Inc. (D), 6.25%, 6/15/13		1,315,000	1,365,724

			4,023,328
Utilities - 2.6%
Indianapolis Power & Light Co. (B) (C), 6.05%, 10/1/36		1,555,000	1,902,298
Interstate Power & Light Co., 6.25%, 7/15/39		1,365,000	1,794,759
Nevada Power Co., Series R, 6.75%, 7/1/37		1,600,000	2,250,150
Sierra Pacific Power Co., Series M, 6%, 5/15/16		474,000	553,513
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17		835,000	942,806
Virginia Electric and Power Co., Series C, 5.1%, 11/30/12		620,000	624,648
Westar Energy Inc., 6%, 7/1/14		2,400,000	2,613,975

			10,682,149

Total Corporate Notes and Bonds ( Cost $57,755,630 )			65,445,845
MORTGAGE BACKED SECURITIES - 7.5%
Fannie Mae - 6.5%
4%, 4/1/15 Pool # 255719		214,042	229,006
5.5%, 4/1/16 Pool # 745444		300,233	325,859
6%, 5/1/16 Pool # 582558		75,310	80,311
5%, 12/1/17 Pool # 672243		659,909	719,566
4.5%, 9/1/20 Pool # 835465		636,838	688,823
6%, 5/1/21 Pool # 253847		126,614	139,821
7%, 12/1/29 Pool # 762813		51,414	60,142
7%, 11/1/31 Pool # 607515		78,682	94,365
7%, 4/1/32 Pool # 641518		2,627	3,146
7%, 5/1/32 Pool # 644591		64,388	77,222
5.5%, 10/1/33 Pool # 254904		621,248	689,425
5.5%, 11/1/33 Pool # 555880		1,861,878	2,066,207
5%, 5/1/34 Pool # 780890		2,299,154	2,512,750
7%, 7/1/34 Pool # 792636		38,442	44,184
5.5%, 8/1/34 Pool # 793647		273,017	307,586
5.5%, 3/1/35 Pool # 815976		1,352,760	1,493,607
5.5%, 7/1/35 Pool # 825283		632,893	699,678
5.5%, 8/1/35 Pool # 826872		350,909	387,190
5%, 9/1/35 Pool # 820347		740,434	843,699
5%, 9/1/35 Pool # 835699		725,125	826,254
5%, 10/1/35 Pool # 797669		744,229	843,370
5.5%, 10/1/35 Pool # 836912		661,208	729,226
5%, 12/1/35 Pool # 850561		513,095	561,724
5.5%, 12/1/35 Pool # 844583		1,494,768	1,648,689
5.5%, 2/1/36 Pool # 851330		176,966	195,153
5.5%, 9/1/36 Pool # 831820		1,485,578	1,701,070
6%, 9/1/36 Pool # 831741		637,221	705,162
5.5%, 10/1/36 Pool # 896340		152,064	167,287
5.5%, 10/1/36 Pool # 901723		757,938	832,116
5.5%, 12/1/36 Pool # 902853		1,368,162	1,527,287
5.5%, 12/1/36 Pool # 903059		1,232,074	1,403,093
5.5%, 12/1/36 Pool # 907512		824,982	908,557
5.5%, 12/1/36 Pool # 907635		983,601	1,120,131
3.5%, 6/1/42 Pool # AO4136		1,490,401	1,600,152

			26,231,858
Freddie Mac - 1.0%
8%, 6/1/30 Pool # C01005		45,173	56,106
6.5%, 1/1/32 Pool # C62333		141,799	164,963
5%, 7/1/33 Pool # A11325		1,407,035	1,567,117
6%, 10/1/34 Pool # A28439		172,993	191,957
6%, 10/1/34 Pool # A28598		87,650	97,258
5%, 4/1/35 Pool # A32314		191,333	210,591
5%, 4/1/35 Pool # A32315		318,649	357,441
5%, 4/1/35 Pool # A32316		279,694	313,744
5%, 4/1/35 Pool # A32509		181,335	203,411
5%, 1/1/37 Pool # A56371		873,386	949,007

			4,111,595
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068		85,271	99,518

Total Mortgage Backed Securities ( Cost $27,406,462 )			30,442,971
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 17.0%
U.S. Treasury Bond - 1.3%
6.625%, 2/15/27		3,270,000	5,093,025

U.S. Treasury Notes - 15.7%
0.375%, 10/31/12		5,000,000	5,000,975
4.000%, 11/15/12		2,500,000	2,511,818
1.375%, 1/15/13		4,000,000	4,014,376
3.625%, 5/15/13		1,980,000	2,022,461
3.125%, 8/31/13		1,175,000	1,206,441
4.000%, 2/15/14		4,810,000	5,059,331
4.250%, 8/15/14		4,965,000	5,335,240
2.375%, 9/30/14		1,400,000	1,459,500
2.500%, 3/31/15		795,000	839,036
4.500%, 2/15/16		3,550,000	4,041,455
3.250%, 12/31/16		2,500,000	2,788,477
3.125%, 1/31/17		2,000,000	2,223,124
0.500%, 7/31/17		4,000,000	3,980,312
2.375%, 7/31/17		2,000,000	2,169,376
4.250%, 11/15/17		9,100,000	10,744,397
2.750%, 2/15/19		1,300,000	1,448,383
3.375%, 11/15/19		1,000,000	1,159,375
2.625%, 11/15/20		7,400,000	8,170,059

			64,174,136

Total U.S. Government and Agency Obligations ( Cost $64,573,309 )			69,267,161
		Shares
INVESTMENT COMPANIES - 4.5%
State Street Institutional U.S. Government Money Market Fund		18,340,391	18,340,391

Total Investment Companies ( Cost $18,340,391 )			18,340,391

TOTAL INVESTMENTS - 99.4% ( Cost $345,540,162 )			405,488,430
NET OTHER ASSETS AND LIABILITIES - 0.6%			2,587,345

TOTAL NET ASSETS - 100.0%			$408,075,775

*	Non-income producing.
(A)
Stated interest rate is contingent upon sufficient collateral market value.  If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(C)	Illiquid security (See Note 3).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.77% of total net assets.
(E)	In default. Issuer is bankrupt.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2012

Large Cap Value Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 95.2%
	Consumer Discretionary - 6.9%
	Omnicom Group Inc.	174,000	$8,971,440
	Target Corp.	160,000	10,155,200
	Time Warner Inc.	248,500	11,264,505
	Viacom Inc., Class B	110,000	5,894,900

			36,286,045
	Consumer Staples - 10.4%
	Diageo PLC, ADR	65,000	7,327,450
	Nestle S.A., ADR	94,000	5,941,740
	PepsiCo Inc.	151,000	10,686,270
	Philip Morris International Inc.	67,000	6,025,980
	Procter & Gamble Co./The	177,000	12,276,720
	Sysco Corp.	194,000	6,066,380
	Wal-Mart Stores Inc.	82,000	6,051,600

			54,376,140
	Energy - 14.6%
	Apache Corp.	117,000	10,116,990
	Canadian Natural Resources Ltd.	242,000	7,451,180
	Chevron Corp.	143,046	16,673,442
	ConocoPhillips	198,000	11,321,640
	Ensco PLC, Class A	102,000	5,565,120
	Occidental Petroleum Corp.	158,500	13,640,510
	Schlumberger Ltd.	161,000	11,645,130

			76,414,012
	Financials - 24.3%
	Arch Capital Group Ltd. *	214,000	8,919,520
	Bank of New York Mellon Corp./The	500,000	11,310,000
	Berkshire Hathaway Inc., Class B *	162,000	14,288,400
	BlackRock Inc.	31,000	5,527,300
	Brookfield Asset Management Inc., Class A	240,000	8,282,400
	Franklin Resources Inc.	57,500	7,191,525
	M&T Bank Corp.	71,500	6,803,940
	Markel Corp. *	30,400	13,938,096
	Travelers Cos. Inc./The	227,000	15,495,020
	US Bancorp	405,000	13,891,500
	Wells Fargo & Co.	450,000	15,538,500
	WR Berkley Corp.	165,032	6,187,049

			127,373,250
	Health Care - 17.0%
	Johnson & Johnson	290,000	19,983,900
	Laboratory Corp. of America Holdings *	64,000	5,918,080
	Medtronic Inc.	233,000	10,046,960
	Merck & Co. Inc.	471,000	21,242,100
	Novartis AG, ADR	141,000	8,637,660
	Pfizer Inc.	926,000	23,011,100

			88,839,800
	Industrials - 11.1%
	3M Co.	179,000	16,543,180
	Boeing Co./The	91,000	6,335,420
	Emerson Electric Co.	160,000	7,723,200
	General Dynamics Corp.	19,500	1,289,340
	Lockheed Martin Corp.	65,000	6,069,700
	Norfolk Southern Corp.	111,000	7,062,930
	United Parcel Service Inc., Class B	99,500	7,121,215
	United Technologies Corp.	73,000	5,715,170

			57,860,155
	Information Technology - 6.7%
	Intel Corp.	486,000	11,022,480
	Microsoft Corp.	482,000	14,353,960
	Western Union Co./The	530,000	9,656,600

			35,033,040
	Materials - 2.7%
	Air Products & Chemicals Inc.	86,000	7,112,200
	Newmont Mining Corp.	122,000	6,833,220

			13,945,420
	Telecommunication Service - 1.5%
	AT&T Inc.	212,987	8,029,610

Total Common Stocks ( Cost $405,728,792 )			498,157,472
	INVESTMENT COMPANIES - 5.3%
	State Street Institutional U.S. Government Money Market Fund	27,958,558	27,958,558

Total Investment Companies ( Cost $27,958,558 )			27,958,558

TOTAL INVESTMENTS - 100.5% ( Cost $433,687,350 )			526,116,030
NET OTHER ASSETS AND LIABILITIES - (0.5%)			(2,586,147)

TOTAL NET ASSETS - 100.0%			$523,529,883

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2012

Large Cap Growth Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 94.6%
	Consumer Discretionary - 14.6%
	Amazon.com Inc. *	18,812	$4,784,268
	CarMax Inc. *	60,308	1,706,716
	Comcast Corp., Class A	176,172	6,301,672
	Ctrip.com International Ltd., ADR *	88,212	1,489,019
	Discovery Communications Inc., Class C *	99,760	5,590,550
	Home Depot Inc/The	49,740	3,002,804
	J.C. Penney Company Inc.	93,832	2,279,179
	Nielsen Holdings N.V. *	80,203	2,404,486
	Omnicom Group Inc.	110,975	5,721,871
	Panera Bread Co., Class A *	26,138	4,466,723
	priceline.com Inc. *	2,738	1,694,083
	Starbucks Corp.	58,963	2,992,372
	Tractor Supply Co.	19,010	1,879,899
	Walt Disney Co./The	109,285	5,713,420
	Yum! Brands Inc.	82,505	5,473,382

			55,500,444
	Consumer Staples - 9.7%
	Coca-Cola Co./The	247,760	9,397,537
	Costco Wholesale Corp.	44,541	4,459,668
	Diageo PLC, ADR	74,111	8,354,533
	Hershey Co./The	61,140	4,334,214
	Mead Johnson Nutrition Co.	24,795	1,816,978
	PepsiCo Inc.	119,138	8,431,396

			36,794,326
	Energy - 6.5%
	Exxon Mobil Corp.	84,515	7,728,897
	Schlumberger Ltd.	233,725	16,905,329

			24,634,226
	Financials - 4.8%
	Brookfield Asset Management Inc., Class A	113,927	3,931,621
	CME Group Inc.	34,125	1,955,362
	IntercontinentalExchange Inc. *	57,987	7,736,046
	T Rowe Price Group Inc.	73,384	4,645,207

			18,268,236
	Health Care - 10.8%
	Allergan Inc.	40,408	3,700,565
	Becton, Dickinson and Co.	60,527	4,755,001
	Biogen Idec Inc. *	27,315	4,076,217
	Celgene Corp. *	50,490	3,857,436
	Cerner Corp. *	71,008	5,496,729
	Eli Lilly & Co.	111,110	5,267,725
	Johnson & Johnson	140,860	9,706,663
	UnitedHealth Group Inc.	72,680	4,027,199

			40,887,535
	Industrials - 11.1%
	3M Co.	32,545	3,007,809
	Boeing Co./The	81,157	5,650,150
	C.H. Robinson Worldwide Inc.	44,905	2,629,188
	Copart Inc. *	75,192	2,085,074
	Emerson Electric Co.	73,919	3,568,070
	Expeditors International of Washington Inc.	51,507	1,872,795
	Hexcel Corp. *	139,265	3,345,145
	IHS Inc., Class A *	27,153	2,643,345
	Roper Industries Inc.	85,693	9,416,804
	United Parcel Service Inc., Class B	77,611	5,554,619
	W.W. Grainger Inc.	12,205	2,543,156

			42,316,155
	Information Technology - 32.6%
	Communications Equipment - 2.7%
	QUALCOMM Inc.	161,815	10,111,819

	Computers & Peripherals - 10.0%
	Apple Inc.	52,434	34,987,111
	EMC Corp. *	114,285	3,116,552

			38,103,663
	Electrical Equipment - 0.9%
	Sensata Technologies Holding N.V. *	113,152	3,368,535

	Internet Software & Services - 5.7%
	Baidu Inc., ADR *	14,305	1,671,110
	eBay Inc. *	83,600	4,047,076
	Google Inc., Class A *	20,805	15,697,373

			21,415,559
	IT Services - 3.6%
	Accenture PLC, Class A	119,927	8,398,488
	Visa Inc., Class A	40,074	5,381,136

			13,779,624
	Semiconductors & Semiconductor Equipment - 2.3%
	ASML Holding N.V.	34,205	1,836,124
	Cavium Inc. *	43,684	1,455,988
	Intel Corp.	245,915	5,577,352

			8,869,464
	Software - 7.4%
	MICROS Systems Inc. *	76,700	3,767,504
	Microsoft Corp.	454,645	13,539,328
	Nuance Communications Inc. *	104,816	2,608,870
	Oracle Corp.	201,670	6,350,589
	SAP AG, ADR	27,770	1,980,834

			28,247,125
	Materials - 2.7%
	Ecolab Inc.	44,302	2,871,213
	International Flavors & Fragrances Inc.	38,535	2,295,915
	Molycorp Inc. *	137,098	1,576,627
	Monsanto Co.	36,430	3,315,858

			10,059,613
	Telecommunication Service - 1.8%
	Verizon Communications Inc.	149,265	6,802,006

Total Common Stocks ( Cost $275,336,301 )			359,158,330
	INVESTMENT COMPANIES - 5.9%
	State Street Institutional U.S. Government Money Market Fund	22,533,867	22,533,867

Total Investment Companies ( Cost $22,533,867 )			22,533,867

TOTAL INVESTMENTS - 100.5% ( Cost $297,870,168 )			381,692,197
NET OTHER ASSETS AND LIABILITIES - (0.5%)			(1,966,437)

TOTAL NET ASSETS - 100.0%			$379,725,760

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2012

Mid Cap Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 94.6%
	Consumer Discretionary - 22.8%
	Advance Auto Parts Inc.	136,789	$9,361,839
	Bed Bath & Beyond Inc. *	170,296	10,728,648
	CarMax Inc. *	368,582	10,430,871
	Discovery Communications Inc., Class C *	190,401	10,670,072
	Liberty Global Inc., Series C *	173,687	9,799,421
	Omnicom Group Inc.	240,268	12,388,218
	Tiffany & Co.	126,905	7,852,881
	TJX Cos. Inc.	301,092	13,485,911

			84,717,861
	Consumer Staples - 3.9%
	Brown-Forman Corp., Class B	92,598	6,042,020
	McCormick & Co. Inc.	135,606	8,412,996

			14,455,016
	Energy - 7.6%
	Ensco PLC, Class A	130,812	7,137,103
	EOG Resources Inc.	63,940	7,164,477
	Noble Corp. *	182,517	6,530,458
	World Fuel Services Corp.	202,818	7,222,349

			28,054,387
	Financials - 24.0%
	Arch Capital Group Ltd. *	235,734	9,825,393
	Brookfield Asset Management Inc., Class A	423,888	14,628,375
	Brown & Brown Inc.	299,123	7,798,137
	Glacier Bancorp Inc.	389,671	6,071,074
	Leucadia National Corp.	383,088	8,715,252
	M&T Bank Corp.	104,583	9,952,118
	Markel Corp. *	41,393	18,978,276
	WR Berkley Corp.	355,967	13,345,203

			89,313,828
	Health Care - 8.8%
	DENTSPLY International Inc.	227,062	8,660,145
	Laboratory Corp. of America Holdings *	143,526	13,271,849
	Techne Corp.	148,063	10,651,652

			32,583,646
	Industrials - 16.6%
	C.H. Robinson Worldwide Inc.	218,110	12,770,341
	Copart Inc. *	531,666	14,743,098
	IDEX Corp.	183,815	7,677,953
	Jacobs Engineering Group Inc. *	192,254	7,772,829
	Ritchie Bros Auctioneers Inc.	432,222	8,311,629
	Wabtec Corp.	128,708	10,333,965

			61,609,815
	Information Technology - 6.6%
	Amphenol Corp., Class A	113,531	6,684,705
	MICROS Systems Inc. *	175,782	8,634,412
	Western Union Co./The	508,721	9,268,897

			24,588,014
	Materials - 4.3%
	Ecolab Inc.	132,098	8,561,272
	Valspar Corp.	132,453	7,430,613

			15,991,885

Total Common Stocks ( Cost $273,507,914 )			351,314,452
	INVESTMENT COMPANIES - 6.4%
	State Street Institutional U.S. Government Money Market Fund	23,807,576	23,807,576

Total Investment Companies ( Cost $23,807,576 )			23,807,576

TOTAL INVESTMENTS - 101.0% ( Cost $297,315,490 )			375,122,028
NET OTHER ASSETS AND LIABILITIES - (1.0%)			(3,725,788)

TOTAL NET ASSETS - 100.0%			$371,396,240

*	Non-income producing.

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2012

Small Cap Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 97.5%
	Consumer Discretionary - 13.8%
	Arbitron Inc.	7,040	$266,816
	Ascena Retail Group Inc. *	9,320	199,914
	Cato Corp./The, Class A	9,840	292,346
	CEC Entertainment Inc.	5,320	160,238
	Choice Hotels International Inc.	2,020	64,620
	Fred's Inc., Class A	11,800	167,914
	Helen of Troy Ltd. *	6,810	216,762
	Matthews International Corp., Class A	6,240	186,077
	Stage Stores Inc.	11,810	248,719

			1,803,406
	Consumer Staples - 2.0%
	Casey's General Stores Inc.	3,080	175,991
	Post Holdings Inc. *	2,800	84,168

			260,159
	Energy - 3.3%
	Bristow Group Inc.	2,400	121,320
	Halcon Resources Corp. *	7,341	53,810
	Penn Virginia Corp.	5,070	31,434
	Scorpio Tankers Inc. *	12,900	77,400
	SEACOR Holdings Inc. *	1,800	150,048

			434,012
	Financials - 21.4%
	AMERISAFE Inc. *	5,370	145,742
	Ares Capital Corp.	14,063	241,040
	Assured Guaranty Ltd.	7,700	104,874
	Campus Crest Communities Inc., REIT	10,100	109,080
	DiamondRock Hospitality Co., REIT	12,529	120,654
	First Busey Corp.	21,607	105,442
	First Midwest Bancorp Inc.	16,230	203,686
	First Niagara Financial Group Inc.	15,307	123,834
	Flushing Financial Corp.	7,981	126,100
	Hancock Holding Co.	3,500	108,325
	International Bancshares Corp.	11,150	212,407
	Mack-Cali Realty Corp., REIT	3,600	95,760
	MB Financial Inc.	6,330	125,018
	Northwest Bancshares Inc.	17,180	210,111
	Platinum Underwriters Holdings Ltd.	4,360	178,193
	Primerica Inc.	7,000	200,480
	Summit Hotel Properties Inc., REIT	9,700	79,055
	Webster Financial Corp.	11,080	262,596
	Westamerica Bancorporation	1,170	55,049

			2,807,446
	Health Care - 11.3%
	Amsurg Corp. *	7,190	204,052
	Charles River Laboratories International Inc. *	8,300	328,680
	Corvel Corp. *	2,730	122,167
	Haemonetics Corp. *	1,200	96,240
	ICON PLC, ADR *	13,330	324,852
	ICU Medical Inc. *	4,270	258,250
	STERIS Corp.	4,000	141,880

			1,476,121
	Industrials - 25.5%
	Aerospace & Defense - 0.8%
	Cubic Corp.	2,000	100,120

	Air Freight & Logistics - 1.0%
	Atlas Air Worldwide Holdings Inc. *	2,000	103,260
	UTi Worldwide Inc.	1,800	24,253

			127,513
	Commercial Services & Supplies - 5.7%
	ACCO Brands Corp. *	25,840	167,702
	G&K Services Inc., Class A	5,900	184,729
	McGrath RentCorp	1,000	26,090
	Standard Parking Corp. *	5,490	123,141
	United Stationers Inc.	9,220	239,904

			741,566
	Construction & Engineering - 0.3%
	Sterling Construction Co. Inc. *	3,390	33,832

	Electrical Equipment - 3.5%
	Acuity Brands Inc.	1,810	114,555
	Belden Inc.	9,430	347,778

			462,333
	Industrial Conglomerates - 3.5%
	Carlisle Cos. Inc.	8,750	454,300

	Machinery - 5.6%
	Albany International Corp., Class A	10,250	225,192
	ESCO Technologies Inc.	5,790	224,942
	Mueller Industries Inc.	6,300	286,461

			736,595
	Marine - 1.9%
	Kirby Corp. *	3,930	217,250
	Matson Inc.	1,500	31,365

			248,615
	Road & Rail - 1.5%
	Genesee & Wyoming Inc., Class A *	3,000	200,580

	Trading Companies & Distributors - 1.7%
	GATX Corp.	5,370	227,903

	Information Technology - 8.0%
	Coherent Inc. *	2,170	99,516
	Diebold Inc.	5,370	181,023
	Forrester Research Inc.	3,100	89,187
	MAXIMUS Inc.	3,880	231,714
	MTS Systems Corp.	3,730	199,741
	Websense Inc. *	6,500	101,725
	Zebra Technologies Corp., Class A *	4,000	150,160

			1,053,066
	Materials - 7.7%
	Aptargroup Inc.	3,720	192,361
	Deltic Timber Corp.	2,480	161,845
	Greif Inc., Class A	2,500	110,450
	Innospec Inc. *	4,600	156,032
	Koppers Holdings Inc.	3,100	108,283
	Sensient Technologies Corp.	2,800	102,928
	Zep Inc.	11,740	177,509

			1,009,408
	Utilities - 4.5%
	Atmos Energy Corp.	4,250	152,108
	New Jersey Resources Corp.	1,470	67,208
	UNS Energy Corp.	3,540	148,185
	Westar Energy Inc.	4,190	124,275
	WGL Holdings Inc.	2,560	103,040

			594,816

Total Common Stocks ( Cost $9,741,543 )			12,771,791
	INVESTMENT COMPANIES - 4.0%
	State Street Institutional U.S. Government Money Market Fund	519,930	519,930

Total Investment Companies ( Cost $519,930 )			519,930

TOTAL INVESTMENTS - 101.5% ( Cost $10,261,473 )			13,291,721
NET OTHER ASSETS AND LIABILITIES - (1.5%)			(196,785)

TOTAL NET ASSETS - 100.0%			$13,094,936

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2012

International Stock Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 96.8%
	Australia - 3.6%
	James Hardie Industries SE	163,777	$1,478,008
	Orica Ltd.	43,890	1,132,259
	QBE Insurance Group Ltd.	55,850	750,235

			3,360,502
	Belgium - 3.6%
	Anheuser-Busch InBev N.V.	39,555	3,363,431

	Brazil - 1.8%
	Banco do Brasil S.A.	74,070	906,122
	Cielo S.A.	29,435	734,550

			1,640,672
	Canada - 2.7%
	Potash Corp. of Saskatchewan Inc.	28,600	1,243,086
	Rogers Communications Inc.	32,100	1,299,543

			2,542,629
	Denmark - 1.1%
	AP Moeller - Maersk AS	142	1,016,261

	Finland - 1.3%
	Sampo OYJ	39,612	1,232,371

	France - 11.3%
	BNP Paribas	33,451	1,589,629
	Compagnie Generale de Geophysique - Veritas *	29,688	934,688
	Rexel S.A.	55,320	1,113,253
	Sanofi S.A.	33,806	2,882,403
	Technip S.A.	8,557	951,279
	Total S.A.	32,183	1,596,371
	Valeo S.A.	32,632	1,509,615

			10,577,238
	Germany - 9.1%
	Bayer AG	23,897	2,052,271
	Bayerische Motoren Werke AG	9,955	728,031
	Merck KGaA	16,024	1,976,797
	RWE AG	30,395	1,359,842
	SAP AG	22,790	1,613,967
	ThyssenKrupp AG	36,977	785,936

			8,516,844
	Indonesia - 0.9%
	Bank Mandiri Persero Tbk PT, ADR	97,800	821,520

	Ireland - 0.8%
	Ryanair Holdings PLC, ADR *	22,900	738,525

	Italy - 1.2%
	Atlantia SpA	70,348	1,092,040

	Japan - 16.1%
	Asics Corp.	72,090	972,716
	Canon Inc.	29,300	936,744
	Daito Trust Construction Co. Ltd.	17,010	1,711,026
	Don Quijote Co. Ltd.	39,800	1,532,535
	FANUC Corp.	4,600	741,517
	Komatsu Ltd.	49,800	980,812
	LIXIL Group Corp.	69,200	1,651,082
	Mitsubishi Corp.	43,900	798,233
	Seven & I Holdings Co. Ltd.	39,000	1,197,886
	Softbank Corp.	42,800	1,733,060
	Sumitomo Mitsui Financial Group Inc.	56,300	1,760,277
	Yahoo! Japan Corp.	2,643	1,006,873

			15,022,761
	Mexico - 0.9%
	Genomma Lab Internacional S.A.B. de C.V., Class B *	436,700	845,122

	Netherlands - 1.8%
	ING Groep N.V. *	205,787	1,626,082

	New Zealand - 0.8%
	Telecom Corp. of New Zealand Ltd.	369,669	729,188

	Russia - 1.5%
	Sberbank of Russia	481,690	1,408,943

	South Africa - 0.5%
	Mediclinic International Ltd.	92,702	456,660

	South Korea - 2.9%
	Duksan Hi-Metal Co. Ltd. *	18,879	344,822
	Hyundai Mobis	4,436	1,239,290
	Samsung Electronics Co. Ltd., GDR	1,864	1,122,128

			2,706,240
	Spain - 3.2%
	Amadeus IT Holding S.A.	38,802	904,007
	Mediaset Espana Comunicacion S.A.	186,328	1,010,440
	Red Electrica Corp. S.A.	23,238	1,101,758

			3,016,205
	Sweden - 4.1%
	Assa Abloy AB	42,173	1,368,786
	Sandvik AB	91,543	1,242,397
	Swedbank AB	62,638	1,176,704

			3,787,887
	Switzerland - 3.6%
	Novartis AG	54,944	3,362,070

	Turkey - 1.5%
	KOC Holding AS	119,796	478,584
	Turkcell Iletisim Hizmetleri AS *	156,214	951,756

			1,430,340
	United Kingdom - 22.5%
	BG Group PLC	49,610	1,001,378
	BHP Billiton PLC	66,446	2,065,466
	British American Tobacco PLC	38,812	1,992,707
	GlaxoSmithKline PLC	51,158	1,179,256
	Informa PLC	278,763	1,812,739
	Petrofac Ltd.	32,900	847,374
	Prudential PLC	139,452	1,804,874
	Rexam PLC	309,601	2,174,254
	Royal Dutch Shell PLC	76,384	2,642,046
	Standard Chartered PLC	67,925	1,535,594
	Unilever PLC	79,244	2,881,730
	WM Morrison Supermarkets PLC	233,823	1,076,850

			21,014,268

Total Common Stocks ( Cost $77,662,662 )			90,307,799
	RIGHTS - 0.1%
	France - 0.1%
	Compagnie Generale de Geophysique – Veritas Rights, Exp. 10/12/12, (Exercise Price $21.85) *	29,688	47,917

	South Africa - 0.0%
	Mediclinic International Ltd. Rights, Exp. 10/5/12, (Exercise Price $3.44) *	24,819	36,529

Total Rights ( Cost $0 )			84,446
	INVESTMENT COMPANIES - 2.8%
	State Street Institutional U.S. Government Money Market Fund	2,566,192	2,566,192

Total Investment Companies ( Cost $2,566,192 )			2,566,192

TOTAL INVESTMENTS - 99.7% ( Cost $80,228,854 )			92,958,437
NET OTHER ASSETS AND LIABILITIES - 0.3%			301,317

TOTAL NET ASSETS - 100.0%			$93,259,754

*	Non-income producing.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2012

International Stock Fund Portfolio of Investments (unaudited)

Sector Allocation as a % of Total Net Assets (as of 9/30/12):
Consumer Discretionary	9%
Consumer Staples	11%
Energy	9%
Financials	17%
Health Care	14%
Industrials	12%
Information Technology	7%
Materials	10%
Money Market Funds	3%
Telecommunication Services	5%
Utilities	3%
Net Other Assets and Liabilities	0%

100%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2012

Madison Target Retirement 2020 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.4%
Bond Funds - 53.3%
Baird Aggregate Bond Fund		251,903	$2,788,567
Franklin Floating Rate Daily Access Fund Advisor Class		477,141	4,341,982
iShares Barclays 20+ Year Treasury Bond Fund		3,437	426,979
Metropolitan West High Yield Bond Fund Class I		195,762	2,030,051
Metropolitan West Total Return Bond Fund Class I		408,535	4,514,307
PIMCO Investment Grade Corporate Bond Fund Institutional Class		218,071	2,457,658
PIMCO Total Return Fund Institutional Class		374,462	4,336,268
Vanguard Total Bond Market ETF		90,728	7,725,489

			28,621,301
Foreign Bond Funds - 3.0%
TCW Emerging Markets Income Fund Class I		174,665	1,601,679

Foreign Stock Funds - 6.3%
IVA Worldwide Fund Class I		16,365	265,272
Vanguard FTSE All-World ex-US ETF		72,791	3,127,102

			3,392,374
Money Market Funds - 1.7%
State Street Institutional U.S. Government Money Market Fund		935,432	935,432

Stock Funds - 36.1%
iShares S&P 100 Index Fund ETF		61,009	4,054,658
iShares S&P Global Energy Sector Index Fund ETF		10,892	428,382
iShares S&P MidCap 400 Index Fund ETF		14,766	1,457,109
Schwab Fundamental U.S. Large Company Index Fund		292,213	3,155,906
SPDR S&P 500 ETF Trust		39,941	5,748,708
Vanguard Dividend Appreciation ETF		39,625	2,364,820
Vanguard Health Care ETF		14,833	1,085,924
Vanguard Information Technology ETF		14,738	1,081,769

			19,377,276

TOTAL INVESTMENTS - 100.4% ( Cost $50,912,503 )			53,928,062
NET OTHER ASSETS AND LIABILITIES - (0.4%)			(222,260)

TOTAL NET ASSETS - 100.0%			$53,705,802

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2012

Madison Target Retirement 2030 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.5%
Bond Funds - 38.0%
Baird Aggregate Bond Fund		258,209	$2,858,370
Franklin Floating Rate Daily Access Fund Advisor Class		488,585	4,446,124
iShares Barclays 20+ Year Treasury Bond Fund		4,054	503,628
Metropolitan West High Yield Bond Fund Class I		218,864	2,269,622
Metropolitan West Total Return Bond Fund Class I		415,784	4,594,411
PIMCO Investment Grade Corporate Bond Fund Institutional Class		195,048	2,198,190
PIMCO Total Return Fund Institutional Class		381,060	4,412,672
Vanguard Total Bond Market ETF		32,203	2,742,085

			24,025,102
Foreign Bond Funds - 3.0%
TCW Emerging Markets Income Fund Class I		206,087	1,889,818

Foreign Stock Funds - 8.8%
IVA Worldwide Fund Class I		37,955	615,258
Vanguard FTSE All-World ex-U.S. ETF		115,731	4,971,804

			5,587,062
Money Market Funds - 1.8%
State Street Institutional U.S. Government Money Market Fund		1,121,306	1,121,306

Stock Funds - 48.9%
iShares S&P 100 Index Fund ETF		85,113	5,656,610
iShares S&P Global Energy Sector Index Fund ETF		19,771	777,593
iShares S&P MidCap 400 Index Fund ETF		29,558	2,916,784
Schwab Fundamental U.S. Large Company Index Fund		502,568	5,427,730
SPDR S&P 500 ETF Trust		65,680	9,453,322
Vanguard Dividend Appreciation ETF		52,863	3,154,864
Vanguard Health Care ETF		22,324	1,634,340
Vanguard Information Technology ETF		25,602	1,879,187

			30,900,430

TOTAL INVESTMENTS - 100.5% ( Cost $59,728,382 )			63,523,718
NET OTHER ASSETS AND LIABILITIES - (0.5%)			(314,830)

TOTAL NET ASSETS - 100.0%			$63,208,888

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2012

Madison Target Retirement 2040 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 101.1%
Bond Funds - 27.9%
Baird Aggregate Bond Fund		175,174	$1,939,173
Franklin Floating Rate Daily Access Fund Advisor Class		278,198	2,531,604
iShares Barclays 20+ Year Treasury Bond Fund		2,954	366,976
Metropolitan West High Yield Bond Fund Class I		141,851	1,470,997
Metropolitan West Total Return Bond Fund Class I		249,765	2,759,901
PIMCO Investment Grade Corporate Bond Fund Institutional Class		107,906	1,216,100
PIMCO Total Return Fund Institutional Class		223,556	2,588,784

			12,873,535
Foreign Bond Funds - 2.0%
TCW Emerging Markets Income Fund Class I		98,898	906,899

Foreign Stock Funds - 11.9%
IVA Worldwide Fund Class I		27,690	448,860
Market Vectors Gold Miners ETF		8,749	469,909
Vanguard FTSE All-World ex-US ETF		105,977	4,552,772

			5,471,541
Money Market Funds - 2.4%
State Street Institutional U.S. Government Money Market Fund		1,124,403	1,124,403

Stock Funds - 56.9%
iShares S&P 100 Index Fund ETF		70,817	4,706,498
iShares S&P Global Energy Sector Index Fund ETF		17,931	705,226
iShares S&P MidCap 400 Index Fund ETF		27,316	2,695,543
Schwab Fundamental U.S. Large Company Index Fund		434,381	4,691,315
SPDR S&P 500 ETF Trust		55,768	8,026,688
Vanguard Dividend Appreciation ETF		42,983	2,565,226
Vanguard Health Care ETF		17,328	1,268,583
Vanguard Information Technology ETF		21,310	1,564,154

			26,223,233

TOTAL INVESTMENTS - 101.1% ( Cost $43,714,029 )			46,599,611
NET OTHER ASSETS AND LIABILITIES - (1.1%)			(500,697)

TOTAL NET ASSETS - 100.0%			$46,098,914

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2012

Madison Target Retirement 2050 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 101.3%
Bond Funds - 17.0%
Baird Aggregate Bond Fund		17,934	$198,534
Franklin Floating Rate Daily Access Fund Advisor Class		16,149	146,960
iShares Barclays 20+ Year Treasury Bond Fund		362	44,971
Metropolitan West High Yield Bond Fund Class I		13,139	136,256
Metropolitan West Total Return Bond Fund Class I		30,956	342,060
PIMCO Investment Grade Corporate Bond Fund Institutional Class		7,391	83,295

			952,076
Foreign Bond Funds - 1.8%
TCW Emerging Markets Income Fund Class I		10,685	97,981

Foreign Stock Funds - 13.3%
IVA Worldwide Fund Class I		3,520	57,056
Market Vectors Gold Miners ETF		1,058	56,825
Vanguard FTSE All-World ex-U.S. ETF		14,791	635,421

			749,302
Money Market Funds - 2.8%
State Street Institutional U.S. Government Money Market Fund		158,211	158,211

Stock Funds - 66.4%
iShares S&P 100 Index Fund ETF		12,223	812,341
iShares S&P Global Energy Sector Index Fund ETF		3,065	120,547
iShares S&P MidCap 400 Index Fund ETF		4,249	419,291
iShares S&P SmallCap 600 Index Fund ETF		356	27,437
Schwab Fundamental U.S. Large Company Index Fund		66,565	718,907
SPDR S&P 500 ETF Trust		6,310	908,198
Vanguard Dividend Appreciation ETF		5,575	332,716
Vanguard Health Care ETF		2,394	175,265
Vanguard Information Technology ETF		2,968	217,851

			3,732,553

TOTAL INVESTMENTS - 101.3% ( Cost $5,361,333 )			5,690,123
NET OTHER ASSETS AND LIABILITIES - (1.3%)			(70,862)

TOTAL NET ASSETS - 100.0%			$5,619,261

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2012

Madison Target Retirement 2050 Fund Portfolio of Investments (unaudited)

1.  Portfolio Valuation:  Securities and other investments are valued as follows: Equity securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Ultra Series Fund (the “Trust). For all securities in addition to the above, in determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. The assets of each Target Allocation and each Target Date Fund consist primarily of shares of underlying funds, the NAV of each fund is determined based on the NAV’s of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivable, and other assets and subtracting liabilities.  Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day.  If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices.  Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Exchange traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded. Futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust’s Pricing Committee (the “Committee’’) shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time).

All other securities for which either quotations are not readily available, no other sales have occurred, or in the opinion of Madison Asset Management, LLC (“Investment Adviser”), do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or official closing prices.  Because the Target Allocation and Target Date Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair’’ value any of the investments of these funds. However, an underlying fund may need to “fair’’ value one or more of its investments, which may, in turn, require a Target Allocation or Target Date Fund to do the same because of delays in obtaining the underlying Fund’s NAV.

A fund’s investments (or underlying fund) will be valued at fair value, if in the judgment of the Committee an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2.  Fair Value Measurements:  Each fund has adopted the Financial Accounting Standards Board (“FASB”) guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – unadjusted quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended September 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.  The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation.  Through the period ended September 30, 2012, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of September 30, 2012 in valuing the funds’ investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each category):

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2012
Conservative Allocation	$ 238,053,476	$ -	$ -	$ 238,053,476
Moderate Allocation	396,953,016	-	-	396,953,016
Aggressive Allocation	145,019,508	-	-	145,019,508
Money Market1	1,668,686	49,239,879	-	50,908,565
Bond
Asset Backed	-	7,921,758	-	7,921,758
Corporate Notes and Bonds	-	113,697,939	-	113,697,939
Mortgage Backed	-	70,163,268	-	70,163,268
U.S. Government and Agency Obligations	-	192,648,379	-	192,648,379
Investment Companies	15,423,675	-	-	15,423,675
	15,423,675	384,431,344	-	399,855,019
High Income
Corporate Notes and Bonds	-	64,794,985	-	64,794,985
Investment Companies	1,167,854	-	-	1,167,854
	1,167,854	64,794,985	-	65,962,839
Diversified Income
Common Stocks	219,334,751	-	-	219,334,751
Asset Backed	-	2,657,311	-	2,657,311
Corporate Notes and Bonds	-	65,445,845	-	65,445,845
Mortgage Backed	-	30,442,971	-	30,442,971
U.S. Government and Agency Obligations	-	69,267,161	-	69,267,161
Investment Companies	18,340,391	-	-	18,340,391
	237,675,142	167,813,288	-	405,488,430
Large Cap Value
Common Stocks	498,157,472	-	-	498,157,472
Investment Companies	27,958,558	-	-	27,958,558
	526,116,030	-	-	526,116,030
Large Cap Growth
Common Stocks	359,158,330	-	-	359,158,330
Investment Companies	22,533,867	-	-	22,533,867
	381,692,197	-	-	381,692,197
Mid Cap
Common Stocks	351,314,452	-	-	351,314,452
Investment Companies	23,807,576	-	-	23,807,576
	375,122,028	-	-	375,122,028
Small Cap
Common Stocks	12,771,791	-	-	12,771,791
Investment Companies	519,930	-	-	519,930
	13,291,721	-	-	13,291,721
International Stock
Common Stocks
Australia	-	3,360,502	-	3,360,502
Belgium	-	3,363,431	-	3,363,431
Brazil	-	1,640,672	-	1,640,672
Canada	-	2,542,629	-	2,542,629
Denmark	-	1,016,261	-	1,016,261
Finland	-	1,232,371	-	1,232,371
France	-	10,577,238	-	10,577,238
Germany	-	8,516,844	-	8,516,844
Indonesia	821,520	-	-	821,520
Ireland	738,525	-	-	738,525
Italy	-	1,092,040	-	1,092,040
Japan	-	15,022,761	-	15,022,761
Mexico	845,122	-	-	845,122
Netherlands	-	1,626,082	-	1,626,082
New Zealand	-	729,188	-	729,188
Russia	-	1,408,943	-	1,408,943
South Africa	-	456,660	-	456,660
South Korea	-	2,706,240	-	2,706,240
Spain	-	3,016,205	-	3,016,205
Sweden	-	3,787,887	-	3,787,887
Switzerland	-	3,362,070	-	3,362,070
Turkey	-	1,430,340	-	1,430,340
United Kingdom	-	21,014,268	-	21,014,268
Rights
France	-	47,917	-	47,917
South Africa	-	36,529	-	36,529
Investment Companies	2,566,192	-	-	2,566,192
	4,971,359	87,987,078	-	92,958,437
Target Retirement 2020	53,928,062	-	-	53,928,062
Target Retirement 2030	63,523,718	-	-	63,523,718
Target Retirement 2040	46,599,611	-	-	46,599,611
Target Retirement 2050	5,690,123	-	-	5,690,123
1 At September 30, 2012 all Level 2 securities held are short-term investments.

In May 2011, FASB issued ASU 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. The effective date of the ASU is for Interim and annual periods beginning after December 15, 2011. The funds have adopted the disclosures required by this update.

In December 2011, the International Accounting Standards Board (IASB) and the FASB issued ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. The Investment Adviser  is currently evaluating the implications of ASU 2011-11 and its impact on financial statements disclosures.

3.  Illiquid Securities: Each fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 5% of net assets. At September 30, 2012, investments in securities of the Bond and Diversified Income Funds include issues that are illiquid.  Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.  Information concerning the illiquid securities held at September 30, 2012, which includes cost and acquisition date, is as follows:

Bond Fund
Security:	Acquisition Date	Acquisition Cost
American Association of Retired Persons	5/16/02	$2,620,980
ERAC USA Finance LLC	12/16/04	4,764,349
Indianapolis Power & Light Co.	10/02/06	3,424,776
WM Wrigley Jr. Co.	6/21/10	3,169,353
		$13,979,458
Diversified Income Fund
Security:	Acquisition Date	Acquisition Cost
American Association of Retired Persons	5/16/02	$2,096,784
ERAC USA Finance LLC	12/16/04	2,003,192
Indianapolis Power & Light Co.	10/02/06	1,545,871
WM Wrigley Jr. Co.	6/21/10	1,309,733
		$6,955,580

4.  Discussion of Risk:  For a more detailed discussion of the specific risks associated with investing in the funds, please refer to the most current Ultra Series Fund prospectus. Some of the specific risks (but not all) are listed below.

Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Mid Cap Fund, and the International Stock Fund enter into these contracts primarily to protect these funds from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized ratings agencies (so-called “junk bonds”). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

The Target Allocation Funds and Target Date Funds are fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the “underlying funds’’), including ETFs. Thus, each fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the underlying funds in direct proportion to the allocation of their respective assets among the underlying funds.

Additionally, the Target Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class under-performs their peer. Asset allocation risk is the risk that the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to under-perform other funds with a similar investment objective.

Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something you must consider in connection with your investments in securities. Unforeseen events have the potential to upset the best laid plans of man, and could, under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.

See accompanying Notes to Portfolios of Investments.

Item 2. Controls Procedures.

(a) The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) under the Act are filed herewith.

Ultra Series Fund | September 30, 2012

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

By: (signature)

W. Richard Mason, Chief Compliance Officer

Date:  November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and he Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, President and Principal Executive Officer

Date:  November 21, 2012

By: (signature)

Greg Hoppe, Treasurer and Principal Financial Officer

Date:  November 21, 2012